Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related Party Transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Patricia Madaris, VP Finance and Chief Financial Officer will serve as the Interim Chief Executive Officer.

Accrued Expenses

As of July 31, 2024, and January 31, 2024, we had a balance of accrued unpaid vacation days of $5,309 and $0, respectively, to Patricia Madaris, VP Finance & CFO.

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. During the year ended January 31, 2024, the Company signed an addendum to the January 31, 2023 promissory note to increase the promissory note with Mr. Gross to $86,579. The note bears interest at 10% and matures on January 31, 2024. On February 12, 2024, the Company signed an addendum to the January 31, 2023 promissory note to net the $16,750 recourse loan with Mr. Gross and accrued interest of $480 with the promissory note. During the six months ended July 31, 2024, the Company repaid Mr. Gross $25,000. As of July 31, 2024 and January 31, 2024, the note payable related party balance was $34,598 and $76,828, respectively.

On January 25, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, for $250,000 and received cash proceeds. The note bears interest at 10% and matures on January 25, 2025.

On February 13, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $210,000. The note bears interest at 10% matures on February 13, 2025.

On April 3, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $75,000. The note bears interest at 10% matures on April 3, 2025.

On May 1, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $45,000. The note bears interest at 10% matures on May 1, 2025.

On May 20, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $67,000. The note bears interest at 10% matures on May 20, 2025.

On July 5, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $70,000. The note bears interest at 10% matures on July 5, 2025.

As of July 31, 2024, and January 31, 2024, the note payable related party balance was $751,598 and $326,828, respectively.

Other

On February 21, 2024, the Company received a notice to exercise 75,000 options to purchase shares of common stock on a cashless basis resulting in the issuance of a net of 70,002 shares of common stock.

On June 28, 2024, the Company granted 337,501 options to an officer and a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.226. The options vest upon issuance and have a total fair value of $76,275. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.226, Exercise price, $0.226, Term 10 years, Volatility 178%, and Discount rate 4.36% and a dividend yield of 0%.

NOTE 12 – Related party transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018 and received no compensation for these services during the nine months ended October 31, 2023 and 2022. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Patricia Madaris, VP Finance and Chief Financial Officer will serve as the Interim Chief Executive Officer.

Accrued Wages and Vacation

During the year ended January 31, 2024, the Company accrued $7,853 of wages and $7,630 of vacation to Ms. Madaris. On November 28, 2023, the Company paid $41,688 of accrued wages and settled $40,000 of accrued wages and accrued vacation. As of January 31, 2024, and 2023, we had a balance of accrued unpaid wages and vacation of $0 and $66,205 to Ms. Madaris, respectively.

Advances

Advances from related parties during the years ended January 31, 2024 and 2023 are as follows:

	Year ended January 31, 2024	Year ended January 31, 2023

Prior period balance	$5,000	$–
Cash advances	1,363	24,550
Expenses paid on behalf of Company	3,157	18,096
Non-cash repayments	(1,363)	(18,650)
Repayments	(8,157)	(18,996)
End of period balance	$–	$5,000

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. During the year ended January 31, 2024, the Company signed an addendum to the January 31, 2023 promissory note to increase the promissory note with Mr. Gross to $86,579. The note bears interest at 10% and matures on January 31, 2024. During the nine months ended October 31, 2023, the Company received cash proceeds of $35,000, non-cash payment on the note of $9,751 and Mr. Gross paid $1,579 of expenses on the Company’s behalf.

On January 25, 2024, the Company entered into a promissory note with a Director for $250,000 and received cash proceeds. The note bears interest at 10% and matures on January 25, 2025.

As of January 31, 2024 and 2023, the note payable related party balance was $326,828 and $50,000, respectively.

Class A Shares

On September 19, 2023, the Company entered into an agreement to issue a total of 199,000 shares of its Class A shares to Mr. Gross. The aggregate consideration paid for the Class A Shares was $9,781. The consideration was paid by offsetting the purchase price against the Company’s note payable of Mr. Gross. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Due to the resignation, the Company exchanged 250,000 shares of Class A common stock owned by Mr. Gross into 250,000 shares of common stock.

On September 19, 2023, the Company entered into an agreement to issue a total of 199,000 shares of its Class A shares to Chairman of the Board, Pete O’Heeron for cash proceeds of $9,751.

On November 9, 2024, the Company entered into an agreement to issue a total of 250,000 shares of its Class A shares to Chairman of the Board, Pete O’Heeron for cash proceeds of $8,162 and settlement of $1,363 in advances.

Common Shares

During the year ended January 31, 2024, the Company issued 23,521,147 units to the Chairman of the Board for $970,000 in cash proceeds and $1,908 of equipment purchased. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $288,072. Each warrant allows the holder to purchase one share of our common stock at a price ranging from $0.144 -$0.262 per share. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following range of key assumptions: fair value stock price, $0.04 - $0.0637 , Exercise price, $0.0419 -$0.0753, Term 3 years, Volatility 164% - 166%, and Discount rate 4.23% - 4.82% and a dividend yield of 0%.

During the year ended January 31, 2023, the Company issued 85,204 units to the Chairman of the Board for $3,000 in cash proceeds. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $7,173. Each warrant allows the holder to purchase one share of our common stock at a price ranging from $0.144 -$0.150 per share. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following range of key assumptions: fair value stock price, $0.117 - $0.126 , Exercise price, $0.144 -$0.15, Term 3 years, Volatility 157% - 162%, and Discount rate 3.90% - 4.13% and a dividend yield of 0%.

Other

On March 13, 2023, the Company granted 250,000 options to the CEO. The options expire ten years following issuance and have an exercise price of $0.067. The options vested upon issuance and have a total fair value of $16,750. On the same day, the Company issued a note agreement to the CEO totaling $16,750 and the CEO exercised the 250,000 options. The note bears interest of 3.15% per annum, is due on March 15, 2028 and was recorded as a subscription receivable. As of January 31, 2024 and 2023, the subscription receivable was $117,850 and $117,468, respectively.

On June 22, 2023, the Company granted 150,000 options to a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.059. The options vest 50% upon issuance and the remaining 50% on July 1, 2024 and have a total fair value of $8,850. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0590, Exercise price, $0.0590, Term 10 years, Volatility 173%, and Discount rate 3.9% and a dividend yield of 0%.

On August 14, 2023, the Company granted 75,000 options to a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.0594. The options vest monthly over one year and have a total fair value of $4,935. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0658, Exercise price, $0.0597, Term 10 years, Volatility 172%, and Discount rate 4.19% and a dividend yield of 0%.

On November 16, 2023, the Company granted 1,550,000 options to a member of the board of directors, an employee, and an officer. The options expire ten years following issuance and have an exercise price of $0.04. The options vest upon issuance and have a total fair value of $73,315. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0473, Exercise price, $0.04, Term 10 years, Volatility 173%, and Discount rate 4.45% and a dividend yield of 0%.

On January 23, 2024, the Company granted 600,000 options to members of the board of directors. The options expire ten years following issuance and have an exercise price of $0.036. The options vest 25% quarterly over one year and have a total fair value of $225,720. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0376, Exercise price, $0.036, Term 10 years, Volatility 178%, and Discount rate 4.14% and a dividend yield of 0%.